Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 3,573	$ 3,622	$ 7,633	$ 7,265
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	91	74	183	148
Net interest expense (income)	5	(5)	10	(10)
Remeasurements of other long term benefits	0	0	0	0
Administrative expense	5	4	9	8
Defined benefit pension expense	101	73	202	146
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	55	50	118	111
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	156	123	320	257
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	12	9	23	19
Net interest expense (income)	15	17	30	33
Remeasurements of other long term benefits	0	4	4	6
Administrative expense	0	0	0	0
Defined benefit pension expense	27	30	57	58
Defined contribution pension expense	0	0	0	0
Total pension and other post-employment benefit expense	$ 27	$ 30	$ 57	$ 58